Fair Value Measurements on a Recurring Basis (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Measurements on a Recurring Basis (Details) [Line Items]
Fair value measurement, description	Under the adjusted net assets method utilized, the aggregate commitment of $15.0 million pursuant to the FPA is discounted to present value and compared to the fair value of the shares of common stock and warrants to be issued pursuant to the FPA. The fair value of the shares of common stock and warrants to be issued under the FPA are based on the public trading price of the Units issued in the Initial Public Offering. The excess (liability) or deficit (asset) of the fair value of the shares of common stock and warrants to be issued compared to the $15.0 million fixed commitment is then reduced to account for the probability of consummation of the Business Combination. The primary unobservable input utilized in determining the fair value of the FPS is the probability of consummation of the Business Combination. As of December 31, 2021, the probability assigned to the consummation of the Business Combination was 80%, which was determined based on a hybrid approach of both observed success rates of business combinations for SPACs and affiliates of the Sponsor’s track record for consummating similar transactions.
Level 3 [Member]
Fair Value Measurements on a Recurring Basis (Details) [Line Items]
FV transfers out of level 3	$ 7.3
Private Placement Warrants [Member]
Fair Value Measurements on a Recurring Basis (Details) [Line Items]
Aggregate fair values	0.5
Public Warrants [Member]
Fair Value Measurements on a Recurring Basis (Details) [Line Items]
Aggregate fair values	$ 19.5